Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of products and services [line items]
Sales revenue	¥ 15,361,146	¥ 13,999,200	¥ 14,601,151
Motorcycles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	1,919,232	1,598,935	1,679,130
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	119,480	117,230	126,299
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	11,813,125	10,920,594	11,446,424
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	1,162,240	1,044,316	1,014,586
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	266,233	245,881	268,486
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 80,836	¥ 72,244	¥ 66,226